Other Comprehensive Income (Loss) (Tables 1)	12 Months Ended
Dec. 31, 2016
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Changes in Accumulated Other comprehensive income (loss)
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2013	$(121.856)	$(141.987)	$(286.744)	$(550.587)	$825	$(549.762)
Other comprehensive income (loss) before reclassifications	(2.156)	(150.832)	(415.703)	(568.691)	(6.086)	(574.777)
Amounts reclassified from AOCI	20.735	10.800	-	31.535	-	31.535
Other comprehensive income (loss) after reclassifications	18.579	(140.032)	(415.703)	(537.156)	(6.086)	(543.242)
Balance at December 31, 2014	$(103.277)	$(282.019)	$(702.447)	$(1.087.743)	$(5.261)	$(1.093.004)
Other comprehensive income (loss) before reclassifications	9.579	33.775	(347.164)	(303.810)	(4.961)	(308.771)
Amounts reclassified from AOCI	33.484	21.774	-	55.258	-	55.258
Other comprehensive income (loss) after reclassifications	43.063	55.549	(347.164)	(248.552)	(4.961)	(253.513)
Balance at December 31, 2015	$(60.214)	$(226.470)	$(1.049.611)	$(1.336.295)	$(10.222)	$(1.346.517)
Other comprehensive income (loss) before reclassifications	(875)	(24.859)	2.726	(23.008)	(1.446)	(24.454)
Amounts reclassified from AOCI	20.878	19.413	-	40.291	-	40.291
Other comprehensive income (loss) after reclassifications	20.003	(5.446)	2.726	17.283	(1.446)	15.837
Balance at December 31, 2016	$(40.211)	$(231.916)	$(1.046.885)	$(1.319.012)	$(11.668)	$(1.330.680)

Reclassifications out of Accumulated Other comprehensive income
Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income			Location of (Gain) Loss reclassified from AOCI in Income
	2016	2015	2014
(Gain) Loss related to cash flow hedges
Interest rate contracts	$29.150	$28.355	$26.571	Interest income/expense
Foreign exchange contracts	147	17.686	2.549	Costs of Revenue
	29.297	46.041	29.120	Total before tax
	(8.419)	(12.557)	(8.385)	Tax expense or benefit
	$20.878	$33.484	$20.735	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	$30.811	$34.625	$17.147	(1)
	30.811	34.625	17.147	Total before tax
	(11.398)	(12.851)	(6.347)	Tax expense or benefit
	$19.413	$21.774	$10.800	Net of tax
Total reclassifications for the period	$40.291	$55.258	$31.535	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 10 for additional details).